Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 21—Subsequent Events

On November 8, 2017, the Company, priced its previously announced secondary public offering of 9,500,000 shares of the Company’s Class A common stock, par value $0.01 per share (the “Class A Common Stock”), by Cadence Bancorp, LLC, the controlling stockholder of the Company (the “Selling Stockholder”). The underwriters will have a 30-day option to purchase an additional 1,425,000 shares of the Class A Common Stock from the Selling Stockholder. The Company itself did not sell any shares of Class A Common Stock and did not receive any proceeds from the offering, and the offering did not change the number of shares of the Company’s Class A Common Stock that are currently outstanding.

Note 25—Subsequent Events

On January 18, 2017, the Company purchased $10.0 million face amount of the 4.875% Senior Note due June 28, 2019 at a discount of 400 basis points or $ 9.6 million.

In March 2017, the Board of Directors approved a 75 for-one stock split of the Company’s common stock. The stock split occurred on April 7, 2017. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.